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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Gates Capital Management, Inc.
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   Address:      1177 Avenue of the Americas, 32nd Floor
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                 New York, NY 10036
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Form 13F File Number: 28-11102
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Gates
         -------------------------------
Title:   President
         -------------------------------
Phone:   (212) 626-1421
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Jeffrey L. Gates          New York, New York   November 13, 2009
   -------------------------------    ------------------   -----------------
            [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 23
                                        --------------------

Form 13F Information Table Value Total: $404,273
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/  SH/   PUT/  INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN   CALL  DSCRETN  MANAGERS    SOLE    SHARED  NONE
ALLIS CHALMERS ENERGY INC     COM PAR $.01NW  019645506      2756    632164  SH          SOLE                 632164
AUTOMATIC DATA PROCESSING INC       COM       053015103      9799    249333  SH          SOLE                 249333
BLOUNT INTL INC NEW                 COM       095180105     22805   2408122  SH          SOLE                2408122
CHATTEM INC                         COM       162456107      9100    137023  SH          SOLE                 137023
COPART INC                          COM       217204106     26099    785881  SH          SOLE                 785881
DARLING INTL INC                    COM       237266101     13138   1787472  SH          SOLE                1787472
DAVITA INC                          COM       23918K108     27894    492473  SH          SOLE                 492473
DOMTAR CORP                         COM       257559203     33961    964264  SH          SOLE                 964264
DOVER DOWNS GAMING & ENTMT          COM       260095104     15323   2688167  SH          SOLE                2688167
FINISH LINE INC                     CL A      317923100     19573   1926522  SH          SOLE                1926522
FLOTEK INDS INC DEL           NOTE 5.25% 2/1  343389AA0     19102  34111000  PRN         SOLE               34111000
INTERVAL LEISURE GROUP INC          COM       46113M108     15161   1216762  SH          SOLE                1216762
MCGRAW HILL COS INC                 COM       580645109     23083    918192  SH          SOLE                 918192
METHANEX CORP                       COM       59151K108     21157   1222214  SH          SOLE                1222214
PENN NATL GAMING INC                COM       707569109     27773   1004076  SH          SOLE                1004076
QUANEX BUILDING PRODUCTS CORP       COM       747619104      2485    173074  SH          SOLE                 173074
SCRIPPS NETWORKS INTERACT INC       CL A      811065101     25250    683353  SH          SOLE                 683353
SHUFFLE MASTER INC                  COM       825549108     14512   1540562  SH          SOLE                1540562
SMUCKER J M CO                      COM       832696405     16757    316108  SH          SOLE                 316108
SOLUTIA INC                         COM       834376501     28351   2448295  SH          SOLE                2448295
UNIVERSAL CORP VA                   COM       913456109      8743    209072  SH          SOLE                 209072
USG CORP                            COM NEW   903293405      9863    574095  SH          SOLE                 574095
WESTERN UN CO                       COM       959802109     11588    612488  SH          SOLE                 612488